IDENTIFIABLE INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2015
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2015	2014	2015	2014	2015	2014

	(U.S. $ in millions)
Product rights	$9,047	$9,606	$5,876	$5,343	$3,171	$4,263
Trade names	212	243	40	54	172	189
Research and development in process	4,332	1,060	0	0	4,332	1,060

Total	$13,591	$10,909	$5,916	$5,397	$7,675	$5,512